Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST III
Entity Central Index Key	0001598735
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000141748
Shareholder Report [Line Items]
Fund Name	Impax Global Women's Leadership Fund
Class Name	Investor Class
Trading Symbol	PXWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Women's Leadership Fund (the "Fund") (formerly known as Impax Ellevate Global Women's Leadership Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 651,845,760
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$651,845,760
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.3%
Utilities	2.2%
Materials	3.4%
Consumer Staples	6.1%
Communication Services	8.5%
Industrials	8.5%
Consumer Discretionary	10.0%
Health Care	11.5%
Financials	18.1%
Information Technology	30.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	1.0%
Norway	0.8%
Japan	0.8%
Italy	0.9%
Germany	1.0%
Finland	1.2%
Canada	4.7%
Australia	5.2%
France	5.9%
United Kingdom	5.9%
United States	71.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	71.4%
Foreign Stocks	27.5%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	4.7%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.0%
Alphabet, Inc., A	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.9%
Johnson & Johnson	1.7%
Intel Corp.	1.6%
Lam Research Corp.	1.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

On December 4, 2025, the Fund's Board approved a name change for the Fund from Impax Ellevate Global Women's Leadership Fund to Impax Global Women's Leadership Fund. This change became effective on May 1, 2026.

C000141747
Shareholder Report [Line Items]
Fund Name	Impax Global Women's Leadership Fund
Class Name	Institutional Class
Trading Symbol	PXWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Women's Leadership Fund (the "Fund") (formerly known as Impax Ellevate Global Women's Leadership Fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$27	0.53%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 651,845,760
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$651,845,760
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.3%
Utilities	2.2%
Materials	3.4%
Consumer Staples	6.1%
Communication Services	8.5%
Industrials	8.5%
Consumer Discretionary	10.0%
Health Care	11.5%
Financials	18.1%
Information Technology	30.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	1.0%
Norway	0.8%
Japan	0.8%
Italy	0.9%
Germany	1.0%
Finland	1.2%
Canada	4.7%
Australia	5.2%
France	5.9%
United Kingdom	5.9%
United States	71.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	71.4%
Foreign Stocks	27.5%
Cash & Cash Equivalents	1.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	4.7%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.0%
Alphabet, Inc., A	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.9%
Johnson & Johnson	1.7%
Intel Corp.	1.6%
Lam Research Corp.	1.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

On December 4, 2025, the Fund's Board approved a name change for the Fund from Impax Ellevate Global Women's Leadership Fund to Impax Global Women's Leadership Fund. This change became effective on May 1, 2026.